Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital Private placement	Additional Paid-in Capital	Accumulated Deficit	Private placement	Total
Balance at the beginning at Sep. 19, 2023	$ 0		$ 0	$ 0		$ 0
Balance at the beginning (in shares) at Sep. 19, 2023	0
Issuance of founder shares	$ 216		24,784			25,000
Issuance of founder shares (in shares)	2,156,250
Net Income (loss)				(1,782)		(1,782)
Balance at the end at Dec. 31, 2023	$ 216		24,784	(1,782)		23,218
Balance at the end (in shares) at Dec. 31, 2023	2,156,250
Net Income (loss)				(2,182)		(2,182)
Balance at the end at Jun. 30, 2024	$ 216		24,784	(3,964)		21,036
Balance at the end (in shares) at Jun. 30, 2024	2,156,250
Balance at the beginning at Dec. 31, 2023	$ 216		24,784	(1,782)		23,218
Balance at the beginning (in shares) at Dec. 31, 2023	2,156,250
Issuance of additional founder shares	$ 14		1,652	(1,666)
Issuance of additional founder shares (in shares)	143,750
Net Income (loss)				(25,850)		(25,850)
Balance at the end at Dec. 31, 2024	$ 230		26,436	(29,298)		(2,632)
Balance at the end (in shares) at Dec. 31, 2024	2,300,000
Balance at the beginning at Jun. 30, 2024	$ 216		24,784	(3,964)		21,036
Balance at the beginning (in shares) at Jun. 30, 2024	2,156,250
Issuance of additional founder shares	$ 14		1,652	(1,666)
Issuance of additional founder shares (in shares)	143,750
Net Income (loss)				(23,668)		(23,668)
Balance at the end at Dec. 31, 2024	$ 230		26,436	(29,298)		(2,632)
Balance at the end (in shares) at Dec. 31, 2024	2,300,000
Sale of 1,000,000 $15 strike warrants in private placement		$ 100,000			$ 100,000
Issuance of advisor units	$ 1					1
Issuance of advisor units (in shares)	7,500
Reclassification of offering costs			(1,481,032)			(1,481,032)
Common shares subject to possible redemption	$ (800)		(80,799,200)			(80,800,000)
Accretion of common shares subject to possible redemption			(297,820)			(297,820)
Forfeiture of founder shares due to no over-allotment exercise by underwriter (in shares)	(300,000)
Net Income (loss)				315,350		315,350
Balance at the end at Mar. 31, 2025	$ 259		30,656	286,052		316,967
Balance at the end (in shares) at Mar. 31, 2025	10,295,800
Balance at the beginning at Dec. 31, 2024	$ 230		26,436	(29,298)		(2,632)
Balance at the beginning (in shares) at Dec. 31, 2024	2,300,000
Net Income (loss)						897,385
Balance at the end at Jun. 30, 2025	$ 259		0	367,980		368,239
Balance at the end (in shares) at Jun. 30, 2025	10,295,800
Balance at the beginning at Mar. 31, 2025	$ 259		30,656	286,052		316,967
Balance at the beginning (in shares) at Mar. 31, 2025	10,295,800
Accretion of common shares subject to possible redemption			(30,656)	(500,107)		(530,763)
Net Income (loss)				5,872,035		582,035
Balance at the end at Jun. 30, 2025	$ 259		$ 0	$ 367,980		$ 368,239
Balance at the end (in shares) at Jun. 30, 2025	10,295,800